Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)	The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2019	2018	2019	2018
Change in Benefit Obligations
Beginning of year	$19,567	$21,531	$16,364	$19,460
Service cost	247	284	96	127
Interest cost	695	690	629	615
Plan amendments	—	230	(22)	(8)
Actuarial (gain) loss, net	2,860	(1,418)	(414)	(2,729)
Benefits paid	(1,248)	(1,475)	(984)	(1,101)
Curtailment and termination benefits	—	181	—	—
Settlements paid	(873)	(456)	—	—
End of year	21,248	19,567	15,669	16,364

Change in Plan Assets
Beginning of year	17,816	19,175	1,175	1,119
Actual return on plan assets	3,385	(494)	103	(26)
Company contributions	371	1,066	449	1,183
Benefits paid	(1,248)	(1,475)	(984)	(1,101)
Settlements paid	(873)	(456)	—	—
End of year	19,451	17,816	743	1,175

Funded Status
End of year	$(1,797)	$(1,751)	$(14,926)	$(15,189)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2019	2018	2019	2018
Amounts recognized on the balance sheet
Noncurrent assets	$5	$3	$—	$—
Current liabilities	(67)	(71)	(603)	(292)
Noncurrent liabilities	(1,735)	(1,683)	(14,323)	(14,897)
Total	$(1,797)	$(1,751)	$(14,926)	$(15,189)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	$524	$585	$(3,749)	$(4,698)
Total	$524	$585	$(3,749)	$(4,698)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2019	2018
Projected benefit obligation	$21,190	$19,510
Accumulated benefit obligation	21,134	19,461
Fair value of plan assets	19,388	17,757

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance
The following table summarizes the components of net periodic benefit cost (income) related to our pension and postretirement health care and life insurance plans:

					(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2019	2018	2017	2019	2018	2017
Service cost - Cost of services	$202	$230	$215	$78	$104	$116
Service cost - Selling, general and administrative expense	45	54	65	18	23	33
Service cost	247	284	280	96	127	149

Amortization of prior service cost (credit)	61	48	39	(971)	(976)	(949)
Expected return on plan assets	(1,130)	(1,293)	(1,262)	(37)	(44)	(53)
Interest cost	695	690	683	629	615	659
Remeasurement loss (gain), net	606	369	337	(480)	(2,658)	546
Curtailment and termination benefits	—	181	11	—	—	—
Other components	232	(5)	(192)	(859)	(3,063)	203

Total	$479	$279	$88	$(763)	$(2,936)	$352

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss
Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

				(dollars in millions)
	Pension			Health Care and Life
At December 31,	2019	2018	2017	2019	2018	2017
Prior service cost (benefit)	$—	$230	$—	$(22)	$(8)	$(544)
Reversal of amortization items
Prior service cost (benefit)	(61)	(48)	(39)	971	976	949
Total recognized in other comprehensive loss (income) (pre-tax)	$(61)	$182	$(39)	$949	$968	$405

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost
The weighted-average assumptions used in determining benefit obligations follow:

	Pension		Health Care and Life
At December 31,	2019	2018	2019	2018
Discount Rate	3.30%	4.40%	3.20%	4.30%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2019	2018	2017	2019	2018	2017
Discount rate in effect for determining service cost	4.60%	4.10%	4.70%	4.60%	3.90%	4.60%
Discount rate in effect for determining interest cost	3.80	3.40	3.40	4.00	3.20	3.50
Expected return on plan assets	6.80	7.00	7.70	4.30	4.80	4.50
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates
The assumed health care cost trend rates are as follows:

	Health Care and Life
At December 31,	2019	2018	2017
Healthcare cost trend rate assumed for next year	6.10%	6.30%	7.00%
Rate to which cost trend rate gradually declines	4.50	4.50	4.50
Year the rate reaches the level it is assumed to remain thereafter	2027	2027	2026

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2019 service and interest cost	$20	$(21)
Effect on postretirement benefit obligation as of December 31, 2019	626	(696)

Fair Values for Plans by Asset Category
The fair values for the pension plans by asset category at December 31, 2019 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,529	$1,507	$22	$—
Equity securities	2,988	2,850	135	3
Fixed income securities
U.S. Treasuries and agencies	1,986	1,768	218	—
Corporate bonds	3,818	524	3,149	145
International bonds	1,355	25	1,304	26
Other	768	—	768	—
Real estate	810	—	—	810
Other
Private equity	737	—	—	737
Hedge funds	293	—	164	129
Total investments at fair value	14,284	6,674	5,760	1,850
Investments measured at NAV	5,167
Total	$19,451	$6,674	$5,760	$1,850

The fair values for the pension plans by asset category at December 31, 2018 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,701	$1,694	$7	$—
Equity securities	2,253	2,220	20	13
Fixed income securities
U.S. Treasuries and agencies	1,684	1,557	127	—
Corporate bonds	3,645	124	3,244	277
International bonds	1,113	19	1,076	18
Other	—	—	—	—
Real estate	727	—	—	727
Other
Private equity	664	—	—	664
Hedge funds	459	—	373	86
Total investments at fair value	12,246	5,614	4,847	1,785
Investments measured at NAV	5,570
Total	$17,816	$5,614	$4,847	$1,785

Health Care and Life Plans
The fair values for the other postretirement benefit plans by asset category at December 31, 2019 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$220	$167	$53	$—
Equity securities	225	225	—	—
Fixed income securities
U.S. Treasuries and agencies	28	28	—	—
Corporate bonds	76	76	—	—
International bonds	18	18	—	—
Total investments at fair value	567	514	53	—
Investments measured at NAV	176
Total	$743	$514	$53	$—

The fair values for the other postretirement benefit plans by asset category at December 31, 2018 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$471	$431	$40	$—
Equity securities	239	239	—	—
Fixed income securities
U.S. Treasuries and agencies	24	24	—	—
Corporate bonds	96	96	—	—
International bonds	18	18	—	—
Total investments at fair value	848	808	40	—
Investments measured at NAV	327
Total	$1,175	$808	$40	$—

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value
The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2018	$1	$104	$20	$627	$580	$185	$1,517
Actual gain (loss) on plan assets	1	(7)	3	134	25	—	156
Purchases (sales)	11	177	(5)	(34)	59	62	270
Transfers out	—	3	—	—	—	(161)	(158)
Balance at December 31, 2018	13	277	18	727	664	86	1,785
Actual gain (loss) on plan assets	1	(1)	(1)	30	32	—	61
Purchases (sales)	(11)	18	9	53	41	116	226
Transfers out	—	(149)	—	—	—	(73)	(222)
Balance at December 31, 2019	$3	$145	$26	$810	$737	$129	$1,850

Expected Benefit Payments to Retirees
The benefit payments to retirees are expected to be paid as follows:

		(dollars in millions)
Year	Pension Benefits	Health Care and Life
2020	$2,227	$961
2021	1,680	947
2022	1,620	930
2023	1,577	968
2024	1,072	951
2025 to 2029	5,248	4,569

Schedule of Recorded Severance Liability
The following table provides an analysis of our severance liability:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2017	$656	$581	$(564)	$(46)	$627
2018	627	2,093	(560)	(4)	2,156
2019	2,156	260	(1,847)	(4)	565